NOTES PAYABLE	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

Note 9: NOTES PAYABLE

The discussion of notes payable only includes those that existed as of April 30, 2023. For a discussion of all prior notes payable we refer you to the Annual Report on Form 10-K filed September 14, 2023 for the fiscal year end April 30, 2023.

On April 11, 2021, the Company and the lender entered into an agreement whereby the lender converted the promissory note into 681 shares of Company stock, which were issued to the lender at a 20% discount from the closing price of the stock on the day prior to the conversion. In addition to the discount, the agreement contains a guarantee that the aggregate gross sales of the shares by the lender will be no less than $1,500,000 over the next three years and if the aggregate gross sales are less than $1,500,000 the Company will issue additional shares of common stock to the lender for the difference between the total gross proceeds and $1,500,000, which could result in an infinite number of shares being required to be issued.

The Company evaluated the conversion option of the note payable to shares under the guidance in ASC 815-40, Derivatives and Hedging, and determined the conversion option qualified for equity classification. The Company also evaluated the profit guarantee under ASC 815, Derivatives and Hedging, and determined it to be a make-whole provision, which is an embedded derivative within the host instrument. As the economic characteristics are dissimilar to the host instrument, the profit guarantee was bifurcated from the host instrument and stated as a separate derivative liability, which is marked to market at the end of each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivative.

On the date of conversion, the Company recognized a $1,501,914 loss on extinguishment of debt, which represented the difference between the promissory note and the fair value of the shares issued of $1,250,004, which were recorded in shares issued in connection with conversion of note payable within shareholders’ equity, as well as the derivative liability of $1,251,910, which was valued using a Black-Scholes option pricing model.

The fair value of the derivative liability was $1,456,854 as of August 20, 2023.

On August 21, 2023, the Company amended its arrangement with MidCity and agreed to issue 42,500 shares of stock monthly for eight months to settle the profit guarantee under its prior note arrangement from April 2020. The parties agreed to a one-time true-up at March 31, 2024 if any further amounts are due MidCity at that time. As a result of this new agreement with MidCity fixing the terms of the guarantee, the Company has removed the criteria that created a net share settlement issue and thus no longer treats this as a derivative liability. The remaining liability has been adjusted against additional paid in capital at the date of the agreement.

On February 15, 2022, for and in consideration of $4,000,000 the Company conveyed, sold, transferred, set over, assigned and delivered to Slinger Bag Consignment, LLC, a Virginia limited liability company (“Consignor”), all of the Company’s right, title and interest in and to 13,000 units of certain surplus inventory, including all components, parts, additions and accessions thereto (collectively, the “Consigned Goods”). The Company has repaid the $4,000,000 as of April 30, 2023 (and as of October 31, 2022).

On April 1, 2022, the Company entered into a $500,000 note payable. The note was to mature on July 1, 2022 and bears interest at eight percent (8%) per year. The Company pays interest monthly and will pay all accrued and unpaid interest on the maturity date in which the outstanding principal is due. On August 1, 2022, the Company repaid the $500,000.

Cash Advance Agreements

On July 29, 2022, the Company entered into two merchant cash advance agreements. The details of the merchant cash advance agreements are as follows:

UFS Agreement

The Company entered into an agreement (the “UFS Agreement”) with Unique Funding Solutions LLC (“UFS”) pursuant to which the Company sold $1,124,250 in future receivables (the “UFS Receivables Purchased Amount”) to UFS in exchange for payment to the Company of $750,000 in cash less fees of $60,000. The Company agreed to pay UFS $13,491 each week for the first three weeks and thereafter $44,970 per week until the UFS Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to UFS under the UFS Agreement, the Company granted to UFS a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

UFS Agreement #2

On August 7, 2023, the Company entered into an agreement with UFS (the “UFS Agreement”) pursuant to which the Company sold $797,500 in future receivables (the “UFS Second Receivables Purchased Amount”) to UFS in exchange for payment to the Company of $550,000 in cash less fees of $50,000. The Company agreed to pay UFS $30,000 each week until the UFS Second Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to UFS under the UFS Agreement, the Company granted to UFS a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

Cedar Agreement

The Company entered into an agreement (the “Cedar Agreement”) with Cedar Advance LLC (“Cedar”) pursuant to which the Company sold $1,124,250 in future receivables (the “Cedar Receivables Purchased Amount”) to Cedar in exchange for payment to the Company of $750,000 in cash less fees of $60,000. The Company agreed to pay Cedar $13,491 each week for the first three weeks and thereafter $44,970 per week until the Cedar Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to Cedar under the Cedar Agreement, the Company granted to Cedar a security interest in the following collateral: all accounts, including without limitation, all deposit accounts, accounts receivable and other receivables, chattel paper, documents, equipment, instruments and inventory as those terms are defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

On January 6, 2023, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with one or more institutional investors (the “Lenders”) and Armistice Capital Master Fund Ltd. as agent for the Lenders (the “Agent”) for the issuance and sale of (i) a note in an aggregate principal amount of up to $2,000,000 (the “Note”) with the initial advance under the Loan and Security Agreement being $1,400,000 and (ii) warrants (the “Warrants”) to purchase a number of shares of common stock of the Company equal to 200% of the face amount of the Note divided by the closing price of the common stock of the Company on the date of the issuance of the Notes (collectively, the “Initial Issuance”). The closing price of the Company’s common stock on January 6, 2023, as reported by Nasdaq, was $8.84 per share, so the Warrants in respect of the initial advance under the Note are exercisable for up to 452,489 shares of the Company’s common stock. The Warrants have an exercise price per share equal to the closing price of the common stock of the Company on the date of the issuance of the Note, or $8.84 per share and a term of five- and one-half (5½) years following the initial exercise date. The initial exercise date of the Warrants will be the date stockholder approval is received and effective allowing exercisability of the Warrants under Nasdaq rules. Pursuant to the terms of the Loan and Security Agreement, an additional advance of $600,000 may be made to the Company under the Note. The Company’s obligations under the terms of the Loan and Security Agreement are fully and unconditionally guaranteed by all of the Company’s subsidiaries (the “Guarantors”). The Company measured the warrants granted on January 6, 2023 at $3,715,557, and discounted the note payable to $0 and recorded a derivative expense of $1,715,557.

On October 11, 2023, the Company entered into a loan and security modification agreement (the “Loan and Security Modification Agreement”) with the Lenders and the Agent amending the terms of the Loan and Security Agreement dated January 6, 2023 (the “LSA”) by and among the Company, the Lenders and the Agent to make an additional loan of $1,000,000 and modify the terms of the LSA to reflect the New Loan. The modification of the original January 6, 2023, loan represented a material modification, and the original loan has been extinguished, and the New Loan in the amount of $3,000,000 has been recorded. As a result of the extinguishment, the Company recognized there was no gain or loss recognized as all of the discounts associated with the original notes were fully amortized. On October 11, 2023, the Company recognized a discount related to the issuance of the warrants noted below that will be amortized through the maturity date of the New Loan, April 11, 2024.

In connection with the Loan and Security Modification Agreement, the Company agreed to issue to the investor warrants (the “Common Warrants”) to purchase up to 169,196 shares of Common Stock at an exercise price of $1.90 per share. The Common Warrants are exercisable six months after their issuance and will expire five and one-half years from their date of issuance. The Common Warrants and the shares of our Common Stock issuable upon the exercise of the Common Warrants are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), were not offered pursuant to the Registration Statement and were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder.

The Company recorded a derivative liability related to the warrants granted with the October 11, 2023 amendment in the amount of $290,514. This discount is being amortized over the life of the note.

Meged Agreement

On June 8, 2023, the Company entered into a merchant cash advance agreement with Meged Funding Group (“Meged”) pursuant to which the Company sold $315,689 in future receivables to Meged (the “Meged Receivables Purchased Amount”) to in exchange for payment to the Company of $210,600 in cash less fees of $10,580. The Company agreed to pay Meged $17,538 each week until the Meged Receivables Purchased Amount is paid in full.

Meged Agreement #2

On September 19, 2023, the Company entered into an agreement with Meged (the “Second Meged Agreement”) pursuant to which the Company sold $423,000 in future receivables to Meged (the “Meged Second Receivable Amount”) in exchange for paying the then outstanding balance of $70,153.20 of the Meged Receivables Purchased Amount in full with the balance being retained by the Company in cash for general purposes. The Company agreed to pay Meged $15,107.14 each week until the Meged Second Receivable Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to Meged under the Second Meged Agreement, the Company granted to Meged a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

Note 10: NOTES PAYABLE

The discussion of notes payable only includes those that existed as of April 30, 2022. For a discussion of all prior notes payable we refer you to the Annual Report on Form 10-K filed May 17, 2023 for the fiscal year end April 30, 2022.

On June 30, 2020, the Company entered into a loan agreement with Mont-Saic to borrow $120,000. This loan bears interest at an annual rate of 12.6% and was required to be repaid in full, together with all accrued, but unpaid, interest by June 30, 2021. On December 3, 2020, Mont-Saic entered into an Assignment and Conveyance Agreement with the Company’s exiting related party lender wherein Mont-Saic sold its full right, title and interest in this note to the Company’s related party lender (see Note 8).

On December 24, 2020, the Company entered into a promissory note with a third-party to borrow $1,000,000. The promissory note bore interest at 2.25% and was due February 8, 2021. On February 2, 2021, the Company and the third-party entered into an amendment to extend the promissory note to April 30, 2021.

On April 11, 2021, the Company and the lender entered into an agreement whereby the lender converted the promissory note into 27,233 shares of Company stock, which were issued to the lender at a 20% discount from the closing price of the stock on the day prior to the conversion. In addition to the discount, the agreement contains a guarantee that the aggregate gross sales of the shares by the lender will be no less than $1,500,000 over the next three years and if the aggregate gross sales are less than $1,500,000 the Company will issue additional shares of common stock to the lender for the difference between the total gross proceeds and $1,500,000, which could result in an infinite number of shares being required to be issued.

The Company evaluated the conversion option of the note payable to shares under the guidance in ASC 815-40, Derivatives and Hedging, and determined the conversion option qualified for equity classification. The Company also evaluated the profit guarantee under ASC 815, Derivatives and Hedging, and determined it to be a make-whole provision, which is an embedded derivative within the host instrument. As the economic characteristics are dissimilar to the host instrument, the profit guarantee was bifurcated from the host instrument and stated as a separate derivative liability, which is marked to market at the end of each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivative.

On the date of conversion, the Company recognized a $1,501,914 loss on extinguishment of debt, which represented the difference between the promissory note and the fair value of the shares issued of $1,250,004, which were recorded in shares issued in connection with conversion of note payable within shareholders’ equity, as well as the derivative liability of $1,251,910, which was valued using a Black-Scholes option pricing model.

The fair value of the derivative liability was $1,456,854 and $1,061,550 as of April 30, 2023 and 2022.

On February 15, 2022, for and in consideration of $4,000,000 the Company conveyed, sold, transferred, set over, assigned and delivered to Slinger Bag Consignment, LLC, a Virginia limited liability company (“Consignor”), all of the Company’s right, title and interest in and to 13,000 units of certain surplus inventory, including all components, parts, additions and accessions thereto (collectively, the “Consigned Goods”). The Company has repaid the $4,000,000 as of April 30, 2023.

On April 1, 2022, the Company entered into a $500,000 note payable. The note was to mature on July 1, 2022 and bears interest at eight percent (8%) per year. The Company pays interest monthly and will pay all accrued and unpaid interest on the maturity date in which the outstanding principal is due. On August 1, 2022, the Company repaid the $500,000.

Cash Advance Agreements

On July 29, 2022, the Company entered into two merchant cash advance agreements. The details of the merchant cash advance agreements are as follows:

UFS Agreement

The Company entered into an agreement (the “UFS Agreement”) with Unique Funding Solutions LLC (“UFS”) pursuant to which the Company sold $1,124,250 in future receivables (the “UFS Receivables Purchased Amount”) to UFS in exchange for payment to the Company of $750,000 in cash less fees of $60,000. The Company has agreed to pay UFS $13,491 each week for the next three weeks and thereafter $44,970 per week until the UFS Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to UFS under the UFS Agreement, the Company granted to UFS a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

Cedar Agreement

The Company entered into an agreement (the “Cedar Agreement”) with Cedar Advance LLC (“Cedar”) pursuant to which the Company sold $1,124,250 in future receivables (the “Cedar Receivables Purchased Amount”) to Cedar in exchange for payment to the Company of $750,000 in cash less fees of $60,000. The Company has agreed to pay Cedar $13,491 each week for the next three weeks and thereafter $44,970 per week until the Cedar Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to Cedar under the Cedar Agreement, the Company granted to Cedar a security interest in the following collateral: all accounts, including without limitation, all deposit accounts, accounts receivable and other receivables, chattel paper, documents, equipment, instruments and inventory as those terms are defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

On January 6, 2023, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with one or more institutional investors (the “Lenders”) and Armistice Capital Master Fund Ltd. as agent for the Lenders (the “Agent”) for the issuance and sale of (i) a note in an aggregate principal amount of up to $2,000,000 (the “Note”) with the initial advance under the Loan and Security Agreement being $1,400,000 and (ii) warrants (the “Warrants”) to purchase a number of shares of common stock of the Company equal to 200% of the face amount of the Note divided by the closing price of the common stock of the Company on the date of the issuance of the Notes (collectively, the “Initial Issuance”). The closing price of the Company’s common stock on January 6, 2023, as reported by Nasdaq, was $0.221 per share (or 8.84 per share after adjusting for the one-for-forty (1-for-40) reverse stock split), so the Warrants in respect of the initial advance under the Note are exercisable for up to 452,489 shares of the Company’s common stock. The Warrants have an exercise price per share equal to the closing price of the common stock of the Company on the date of the issuance of the Note, or $8.84 per share (which has subsequently been reset to $3.55 per share) and a term of five- and one-half (5½) years following the initial exercise date. The initial exercise date of the Warrants will be the date stockholder approval is received and effective allowing exercisability of the Warrants under Nasdaq rules. Pursuant to the terms of the Loan and Security Agreement, an additional advance of $600,000 may be made to the Company under the Note. The Company’s obligations under the terms of the Loan and Security Agreement are fully and unconditionally guaranteed by all of the Company’s subsidiaries (the “Guarantors”). The Company measured the warrants granted on January 6, 2023 at $3,715,557, and discounted the note payable to $0 and recorded a derivative expense of $1,715,557. The Company recognized a gain on the change in fair value of the derivative liability when remeasured through April 30, 2023 of $900,819 to bring the derivative liability to $2,814,738 at April 30, 2023. In addition, the Company recognized $1,222,808 in amortization of debt discount for the year ended April 30, 2023. On July 6, 2023, the Company failed to repay the note and is currently in default. The interest rate has since increased to 6.43% per annum.